Investments Securities and Derivatives - Summary of Financial Assets at FVTPL (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTPL	₸ 22,464	₸ 17,149
Investment funds
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTPL	21,717	0
Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTPL	₸ 747	₸ 17,149